Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Long-Term Liabilities [Abstract]
Schedule of Other Long-Term Liabilities

	December 31,
	2014	2013

	U.S. Dollars
Liability for contingent consideration in respect of
business combinations (1)	-	1,762
Liability to OCS, mainly in respect of business combinations (2)	4,150	3,996

	4,150	5,758

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 21) are measured at fair value using Level 3 inputs. See Note 1B for the effect of the Company's decision regarding SELA's future operations.

(2)
Liability to OCS is in respect of the acquisitions of Printar, SELA and new grants received in 2010 and 2009. See Note 1B for the effect of the Company's decision regarding SELA's future operations.

The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2014 were 11% and 21%, respectively. (As of December 31, 2013, 10% and 21%, for Printar and SELA, respectively).